Business Segment (Tables)	12 Months Ended
Dec. 31, 2014
Business Segment Information
Business segment information
		TDS Telecom
Year Ended or as of December 31, 2014	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in thousands)
Operating revenues
Service	$3,397,937	$714,586	$116,855	$109,766	$(3,697)	$937,510	$(6,793)	$4,328,654
Equipment and product sales	494,810	1,836	-	148,966	-	150,802	35,172	680,784
Total operating revenues	3,892,747	716,422	116,855	258,732	(3,697)	1,088,312	28,379	5,009,438
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	769,911	256,878	54,265	77,392	(3,504)	385,031	9,716	1,164,658
Cost of equipment and products	1,192,669	2,336	-	126,362	-	128,698	25,444	1,346,811
Selling, general and administrative	1,591,914	189,956	36,175	53,020	(193)	278,958	(5,065)	1,865,807
Depreciation, amortization and accretion	605,997	169,044	23,643	26,912	-	219,599	10,936	836,532
Loss on impairment of assets	-	-	-	84,000	-	84,000	3,802	87,802
(Gain) loss on asset disposals, net	21,469	2,091	2,482	181	-	4,754	308	26,531
(Gain) loss on sale of business and other exit costs, net	(32,830)	(2,357)	-	-	-	(2,357)	19,341	(15,846)
(Gain) loss on license sales and exchanges	(112,993)	-	-	-	-	-	-	(112,993)
Operating income (loss)	(143,390)	98,474	290	(109,135)	-	(10,371)	(36,103)	(189,864)
Equity in earnings of unconsolidated entities	129,764	8	-	-	-	8	2,193	131,965
Interest and dividend income	12,148	2,396	8	26	-	2,430	2,379	16,957
Interest expense	(57,386)	2,695	95	(1,602)	-	1,188	(55,199)	(111,397)
Other, net	160	(32)	(1)	12	-	(21)	(24)	115
Income (loss) before income taxes	(58,704)	103,541	392	(110,699)	-	(6,766)	(86,754)	(152,224)
Add back:
Depreciation, amortization and accretion	605,997	169,044	23,643	26,912	-	219,599	10,936	836,532
Loss on impairment of assets	-	-	-	84,000	-	84,000	3,802	87,802
(Gain) loss on sale of business and other exit costs, net	(32,830)	(2,357)	-	-	-	(2,357)	19,341	(15,846)
(Gain) loss on license sales and exchanges	(112,993)	-	-	-	-	-	-	(112,993)
Interest expense	57,386	(2,695)	(95)	1,602	-	(1,188)	55,199	111,397
Adjusted income before income taxes	$458,856	$267,533	$23,940	$1,815	$-	$293,288	$2,524	$754,668

Investments in unconsolidated entities	$283,014	$3,803	$-	$-	$-	$3,803	$34,912	$321,729
Total assets	$6,487,268	$1,419,478	$563,585	$268,972	$-	$2,252,035	$167,636	$8,906,939
Capital expenditures	$557,615	$135,805	$35,640	$36,618	$-	$208,063	$4,899	$770,577

		TDS Telecom
Year Ended or as of December 31, 2013	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other Reconciling Items	Total
(Dollars in thousands)
Operating revenues
Service	$3,594,773	$723,372	$35,883	$94,875	$(1,063)	$853,067	$(4,349)	$4,443,491
Equipment and product sales	324,063	3,195	-	90,741	-	93,936	39,746	457,745
Total operating revenues	3,918,836	726,567	35,883	185,616	(1,063)	947,003	35,397	4,901,236
Cost of services (excluding Depreciation, amortization and accretion reported below)	763,435	266,635	17,274	60,423	(1,000)	343,332	11,416	1,118,183
Cost of equipment and products	999,000	3,831	-	75,991	-	79,822	28,311	1,107,133
Selling, general and administrative	1,677,395	220,097	11,054	44,945	(63)	276,033	(5,650)	1,947,778
Depreciation, amortization and accretion	803,781	170,868	7,571	24,262	-	202,701	11,595	1,018,077
(Gain) loss on asset disposals, net	30,606	130	28	125	-	283	(48)	30,841
(Gain) loss on sale of business and other exit costs, net	(246,767)	-	-	-	-	-	(53,889)	(300,656)
(Gain) loss on license sales and exchanges	(255,479)	-	-	-	-	-	-	(255,479)
Operating income (loss)	146,865	65,006	(44)	(20,130)	-	44,832	43,662	235,359
Equity in earnings of unconsolidated entities	131,949	19	-	-	-	19	746	132,714
Interest and dividend income	3,961	1,759	2	63	-	1,824	3,307	9,092
Gain (loss) on investments	18,556	830	-	-	-	830	(4,839)	14,547
Interest expense	(43,963)	3,265	(74)	(1,626)	-	1,565	(56,413)	(98,811)
Other, net	288	(214)	-	29	-	(185)	(140)	(37)
Income (loss) before income taxes	257,656	70,665	(116)	(21,664)	-	48,885	(13,677)	292,864
Add back:
Depreciation, amortization and accretion	803,781	170,868	7,571	24,262	-	202,701	11,595	1,018,077
(Gain) loss on sale of business and other exit costs, net	(246,767)	-	-	-	-	-	(53,889)	(300,656)
(Gain) loss on license sales and exchanges	(255,479)	-	-	-	-	-	-	(255,479)
Gain (loss) on investments	(18,556)	(830)	-	-	-	(830)	4,839	(14,547)
Interest expense	43,963	(3,265)	74	1,626	-	(1,565)	56,413	98,811
Adjusted income before income taxes	$584,598	$237,438	$7,529	$4,224	$-	$249,191	$5,281	$839,070

Investments in unconsolidated entities	$265,585	$3,809	$-	$-	$-	$3,809	$32,378	$301,772
Total assets	$6,445,708	$1,452,502	$278,969	$328,397	$-	$2,059,868	$398,571	$8,904,147
Capital expenditures	$737,501	$140,009	$8,375	$16,474	$-	$164,858	$7,301	$909,660

		TDS Telecom
Year Ended or as of December 31, 2012	U.S. Cellular	Wireline	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other Reconciling Items	Total
(Dollars in thousands)
Operating revenues
Service	$4,098,856	$738,216	$77,096	$(252)	$815,060	$38,687	$4,952,603
Equipment and product sales	353,228	3,532	35,914	-	39,446	-	392,674
Total operating revenues	4,452,084	741,748	113,010	(252)	854,506	38,687	5,345,277
Cost of services (excluding Depreciation, amortization and accretion reported below)	946,805	270,333	46,836	(252)	316,917	10,903	1,274,625
Cost of equipment and products	935,947	3,732	28,945	-	32,677	29,321	997,945
Selling, general and administrative	1,764,933	235,716	34,193	-	269,909	(941)	2,033,901
Depreciation, amortization and accretion	608,633	172,526	20,568	-	193,094	11,899	813,626
Loss on impairment of assets	-	-	-	-	-	515	515
(Gain) loss on asset disposals, net	18,088	1,020	108	-	1,128	525	19,741
(Gain) loss on sale of business and other exit costs, net	21,022	39	-	-	39	-	21,061
Operating income (loss)	156,656	58,382	(17,640)	-	40,742	(13,535)	183,863
Equity in earnings of unconsolidated entities	90,364	10	-	-	10	2,493	92,867
Interest and dividend income	3,644	3,085	25	-	3,110	2,494	9,248
Gain (loss) on investments	(3,718)	-	-	-	-	-	(3,718)
Interest expense	(42,393)	2,674	(1,160)	-	1,514	(45,866)	(86,745)
Other, net	500	(353)	(1)	-	(354)	574	720
Income (loss) before income taxes	205,053	63,798	(18,776)	-	45,022	(53,840)	196,235
Add back:
Depreciation, amortization and accretion	608,633	172,526	20,568	-	193,094	11,899	813,626
Loss on impairment of assets	-	-	-	-	-	515	515
(Gain) loss on sale of business and other exit costs, net	21,022	39	-	-	39	-	21,061
Gain (loss) on investments	3,718	-	-	-	-	-	3,718
Interest expense	42,393	(2,674)	1,160	-	(1,514)	45,866	86,745
Adjusted income before income taxes	$880,819	$233,689	$2,952	$-	$236,641	$4,440	$1,121,900

Investments in unconsolidated entities	$144,531	$3,809	$-	$-	$3,809	$31,581	$179,921
Total assets	$6,587,450	$1,519,698	$267,798	$-	$1,787,496	$248,954	$8,623,900
Capital expenditures	$836,748	$158,580	$15,344	$-	$173,924	$(6,051)	$1,004,621